Accrued Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash award, authorized amount	$ 4,010
Accrued Professional Fees, Current	878	$ 291
Professional fees paid	3,260
Directors and/or officers
Cash award, authorized amount	1,000
General and administrative expenses
Cash award, authorized amount	4,010	$ 2,750	$ 0
Legal and professional fees
Accrued Professional Fees, Current	$ 750